Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,443	€ 1,743	€ 1,376
CHINA
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	903	752
Net assets of joint venture excluding goodwill	960	751
Goodwill on acquisition	1	1
Carrying amount	471	369
Aegon [member] | CHINA
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	471	368
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	635	648
Net assets of joint venture excluding goodwill	556	568
Goodwill on acquisition	80	80
Carrying amount	363	369
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	283	290
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,114	1,816
Net assets of joint venture excluding goodwill	1,019	1,681
Goodwill on acquisition	95	148
Carrying amount	608	1,005
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 513	€ 857